Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (157,122)	¥ 481,016	¥ 169,943
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	(58,602)	8,046	(467)
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (2,956)	¥ 2,838	¥ (736)

[1]	Amounts include the net gains (losses) of ¥(736) million, ¥2,838 million and ¥(2,956) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2019, 2020 and 2021, respectively.